Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Organization and Basis of Presentation

NOTE 1 — Organization and Basis of Presentation

Description of Business

Expedia, Inc. and its subsidiaries provide travel products and services to leisure and corporate travelers in the United States and abroad as well as various media and advertising offerings to travel and non-travel advertisers. These travel products and services are offered through a diversified portfolio of brands including: Expedia.com®, Hotels.com®, Hotwire.com™, Expedia® Affiliate Network, Classic Vacations, Expedia Local Expert, Egencia™, Expedia® CruiseShipCenters®, eLong™, Inc. (“eLong”), Venere Net SpA (“Venere”), trivago GmbH (“trivago”) and Wotif.com Holdings Limited (“Wotif Group”). In addition, many of these brands have related international points of sale. We refer to Expedia, Inc. and its subsidiaries collectively as “Expedia,” the “Company,” “us,” “we” and “our” in these consolidated financial statements.

Recasting of Prior Period Segment Information

Beginning in the first quarter of 2015, we had four reportable segments: Core Online Travel Agencies (“Core OTA”), trivago, Egencia and eLong. The change from two reportable segments, Leisure and Egencia, resulted in our previously disclosed Leisure reportable segment being disaggregated into three segments as a result of the Company’s focus on providing additional information to reflect the unique market opportunities and competitive dynamics inherent in our eLong and trivago businesses. We have recast certain prior period amounts to conform to the realigned reportable segments. This change impacted Note 3 – Acquisitions, Note 7 – Goodwill and Intangible assets, net and Note 19 – Segment Information, with no impact on consolidated net income or cash flows.

TripAdvisor Spin-Off

On December 20, 2011, following the close of trading on the Nasdaq Stock Market, we completed the spin-off of TripAdvisor, Inc. (“TripAdvisor”), which consisted of the domestic and international operations previously associated with our TripAdvisor Media Group, to Expedia stockholders. We refer to this transaction as the “spin-off.” Immediately prior to the spin-off, Expedia effected a one-for-two reverse stock split. Accordingly, the results of operations, financial condition and cash flows of TripAdvisor have been presented as discontinued operations for all periods presented.

Basis of Presentation

The accompanying consolidated financial statements include Expedia, Inc., our wholly-owned subsidiaries, and entities we control, or in which we have a variable interest and are the primary beneficiary of expected cash profits or losses. We record our investments in entities that we do not control, but over which we have the ability to exercise significant influence, using the equity method. We have eliminated significant intercompany transactions and accounts.

We believe that the assumptions underlying our consolidated financial statements are reasonable. However, these consolidated financial statements do not present our future financial position, the results of our future operations and cash flows.

Seasonality

We generally experience seasonal fluctuations in the demand for our travel products and services. For example, traditional leisure travel bookings are generally the highest in the first three quarters as travelers plan and book their spring, summer and holiday travel. The number of bookings typically decreases in the fourth quarter. Because revenue for most of our travel products, including merchant and agency hotel, is recognized when the travel takes place rather than when it is booked, revenue typically lags bookings by several weeks or longer. The seasonal revenue impact is exacerbated with respect to income by the nature of our variable cost of revenue and direct sales and marketing costs, which we typically realize in closer alignment to booking volumes, and the more stable nature of our fixed costs. Furthermore, operating profits for our primary advertising business, trivago, are experienced in the second half of the year as selling and marketing costs offset revenue in the first half of the year as we aggressively market during the busy booking period for summer travel. As a result, revenue and income are typically the lowest in the first quarter and highest in the third quarter.